DEBT (Tables)	12 Months Ended
Sep. 30, 2024
Debt Disclosure [Abstract]
Schedule of Carrying Values of Company's 2026 Notes
The carrying values of the 0.75% convertible notes due 2026 issued by the Company in an initial aggregate principal amount of $155.3 million (the “2026 Notes”) are as follows as of September 30, 2024 and 2023 (amounts in thousands):

	2024	2023
2026 Notes:
Principal amount	$155,250	$155,250
Less: unamortized discount and issuance costs, net of amortization	(11,649)	(19,734)
Carrying amount	$143,601	$135,516

Schedule of Interest Costs Recognized Related to 2026 Notes
The following table presents the total amount of interest cost recognized relating to the 2026 Notes (amounts in thousands):

	Twelve Months Ended September 30,
	2024	2023	2022
Contractual interest expense	$1,174	$1,615	$1,179
Amortization of debt discount and issuance costs	8,085	7,546	7,053
Total interest expense recognized	$9,259	$9,161	$8,232

Schedule of Maturities of Principal Amounts of Our Other Borrowings
Maturities of principal amounts of our other borrowings as of September 30, 2024 were as follows (amounts in thousands):

Principal Amounts
2025	$279
2026	266
2027	385
2028	525
2029	356
Thereafter	886
Total	$2,697